Report of Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,694,960	$ 2,497,173
IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,706,154	2,507,370
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ (11,194)	$ (10,197)
Wholesale | Commercial real estate loans and advances including loan commitments
Disclosure of financial assets [line items]
Expected credit loss rate	17.60%	16.00%
Wholesale | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 3,370	$ 2,311
Wholesale | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	28,904	26,482
Wholesale | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 1,562	$ 741
Wholesale | Hong Kong | Commercial real estate loans and advances including loan commitments
Disclosure of financial assets [line items]
Expected credit loss rate	37.00%	31.20%
Wholesale | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 897	$ 560
Wholesale | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41,987	$ 42,581
Expected credit loss rate	2.30%	3.00%
Wholesale | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 864,644	$ 782,747
Expected credit loss rate	0.40%	0.50%
Wholesale | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,078	$ 6,504
Expected credit loss rate	0.70%	1.90%
Wholesale | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,145	$ 20,096
Expected credit loss rate	4.40%	5.00%
Wholesale | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 50,402	$ 54,253
Expected credit loss rate	2.40%	1.20%
Wholesale | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 105,388	$ 102,895
Expected credit loss rate	0.80%	0.60%
Wholesale | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,441	$ 12,638
Expected credit loss rate	1.00%	0.60%
Wholesale | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,024	$ 27,287
Expected credit loss rate	2.90%	1.20%
Wholesale | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,158	$ 3,696
Expected credit loss rate	8.70%	5.80%
Wholesale | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62,447	$ 59,722
Expected credit loss rate	1.70%	1.50%
Wholesale | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,354	$ 1,233
Expected credit loss rate	1.90%	5.30%
Wholesale | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,349	$ 827
Expected credit loss rate	29.00%	12.90%
Wholesale | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,673	$ 28,089
Expected credit loss rate	1.70%	0.90%
Wholesale | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44,404	$ 45,495
Expected credit loss rate	0.60%	0.50%
Wholesale | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,072	$ 3,824
Expected credit loss rate	0.60%	0.80%
Wholesale | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,997	$ 18,626
Expected credit loss rate	1.80%	0.70%
Wholesale | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,693	$ 16,923
Expected credit loss rate	2.90%	1.30%
Wholesale | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27,530	$ 25,611
Expected credit loss rate	1.30%	1.00%
Wholesale | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,895	$ 5,964
Expected credit loss rate	1.40%	0.60%
Wholesale | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,127	$ 5,836
Expected credit loss rate	3.90%	1.80%
Wholesale | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,202	$ 5,598
Expected credit loss rate	3.90%	2.10%
Wholesale | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,248	$ 11,043
Expected credit loss rate	1.20%	0.60%
Wholesale | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,926	$ 1,929
Expected credit loss rate	0.70%	0.30%
Wholesale | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,058	$ 2,040
Expected credit loss rate	6.00%	4.40%
Wholesale | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,834	$ 3,643
Expected credit loss rate	4.60%	1.80%
Wholesale | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,206	$ 20,746
Expected credit loss rate	0.30%	0.20%
Wholesale | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 548	$ 921
Expected credit loss rate	0.40%	0.30%
Wholesale | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 842	$ 785
Expected credit loss rate	13.40%	0.60%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 2,317	$ 1,255
Wholesale | – stage 1 | Financial instruments not credit-impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	24,763	22,800
Wholesale | – stage 1 | Financial instruments not credit-impaired | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	1,381	296
Wholesale | – stage 1 | Financial instruments not credit-impaired | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	149	119
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36,879	$ 36,168
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 797,344	$ 713,028
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,633	$ 4,487
Expected credit loss rate	0.20%	0.40%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,360	$ 16,380
Expected credit loss rate	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,814	$ 37,090
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 88,647	$ 87,488
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,426	$ 9,139
Expected credit loss rate	0.20%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,588	$ 17,115
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,635	$ 2,119
Expected credit loss rate	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53,980	$ 51,536
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,111	$ 503
Expected credit loss rate	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 198	$ 185
Expected credit loss rate	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,415	$ 20,522
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37,949	$ 39,432
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,606	$ 2,903
Expected credit loss rate	0.20%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,008	$ 12,935
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,168	$ 11,392
Expected credit loss rate	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,397	$ 20,169
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,772	$ 4,202
Expected credit loss rate	0.20%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,167	$ 3,534
Expected credit loss rate	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,232	$ 2,554
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,253	$ 9,016
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,511	$ 1,173
Expected credit loss rate	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 59	$ 336
Expected credit loss rate	0.00%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,999	$ 2,622
Expected credit loss rate	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,048	$ 18,871
Expected credit loss rate	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 537	$ 861
Expected credit loss rate	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 354	$ 310
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 240	$ 457
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	2,942	2,519
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	109	350
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	11	41
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,792	$ 4,709
Expected credit loss rate	2.70%	9.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 60,899	$ 62,844
Expected credit loss rate	0.90%	0.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 389	$ 1,890
Expected credit loss rate	8.20%	3.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,691	$ 2,312
Expected credit loss rate	2.40%	14.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,633	$ 11,909
Expected credit loss rate	1.70%	1.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,101	$ 11,992
Expected credit loss rate	1.60%	2.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,661	$ 3,194
Expected credit loss rate	2.60%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,969	$ 6,045
Expected credit loss rate	0.80%	1.40%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 350	$ 698
Expected credit loss rate	3.10%	2.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,337	$ 5,772
Expected credit loss rate	0.70%	0.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 115	$ 565
Expected credit loss rate	0.90%	2.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 110	$ 62
Expected credit loss rate	0.30%	1.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,682	$ 5,154
Expected credit loss rate	1.40%	1.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,009	$ 4,360
Expected credit loss rate	1.20%	1.60%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 430	$ 761
Expected credit loss rate	1.40%	1.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,705	$ 3,589
Expected credit loss rate	0.90%	1.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,770	$ 3,840
Expected credit loss rate	2.20%	2.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,855	$ 4,643
Expected credit loss rate	2.40%	2.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 914	$ 1,693
Expected credit loss rate	3.80%	1.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,927	$ 1,059
Expected credit loss rate	0.50%	2.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 915	$ 2,277
Expected credit loss rate	1.90%	0.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,318	$ 1,515
Expected credit loss rate	1.50%	1.60%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 308	$ 732
Expected credit loss rate	1.00%	0.40%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 294	$ 1,050
Expected credit loss rate	1.70%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 266	$ 638
Expected credit loss rate	2.30%	2.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,919	$ 1,474
Expected credit loss rate	0.60%	0.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 8
Expected credit loss rate	5.10%	7.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 43	$ 347
Expected credit loss rate	2.30%	0.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 780	$ 570
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	1,199	1,162
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	42	69
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	734	397
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,310	$ 1,704
Expected credit loss rate	64.60%	47.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,186	$ 6,870
Expected credit loss rate	43.50%	41.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 56	$ 127
Expected credit loss rate	19.60%	27.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,088	$ 1,404
Expected credit loss rate	66.50%	47.90%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,942	$ 5,254
Expected credit loss rate	13.30%	7.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,611	$ 3,394
Expected credit loss rate	14.50%	8.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 354	$ 305
Expected credit loss rate	21.80%	8.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,467	$ 4,127
Expected credit loss rate	10.60%	5.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,093	$ 815
Expected credit loss rate	35.40%	19.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,130	$ 2,411
Expected credit loss rate	45.60%	34.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 67	$ 119
Expected credit loss rate	17.90%	21.10%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,022	$ 562
Expected credit loss rate	36.70%	17.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,563	$ 2,413
Expected credit loss rate	11.00%	5.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,446	$ 1,703
Expected credit loss rate	12.30%	6.90%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36	$ 160
Expected credit loss rate	38.90%	8.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,284	$ 2,102
Expected credit loss rate	8.20%	3.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,755	$ 1,691
Expected credit loss rate	13.50%	7.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,249	$ 778
Expected credit loss rate	16.70%	12.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 209	$ 69
Expected credit loss rate	24.90%	12.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,033	$ 1,243
Expected credit loss rate	10.90%	6.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,055	$ 767
Expected credit loss rate	13.60%	12.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 677	$ 512
Expected credit loss rate	14.00%	7.10%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 107	$ 24
Expected credit loss rate	9.30%	10.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 705	$ 654
Expected credit loss rate	8.40%	11.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 569	$ 383
Expected credit loss rate	21.60%	12.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 239	$ 401
Expected credit loss rate	16.70%	6.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 52
Expected credit loss rate	61.20%	2.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 445	$ 128
Expected credit loss rate	25.20%	2.40%
Wholesale | Lifetime expected credit losses | – POCI | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 33	$ 29
Wholesale | Lifetime expected credit losses | – POCI | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	0	1
Wholesale | Lifetime expected credit losses | – POCI | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	30	26
Wholesale | Lifetime expected credit losses | – POCI | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Collateral value	3	3
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 215	$ 5
Expected credit loss rate	6.50%	14.20%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29	$ 21
Expected credit loss rate	55.20%	98.10%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 80	$ 64
Expected credit loss rate	57.50%	45.80%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 3
Expected credit loss rate	0.00%	7.00%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61	$ 46
Expected credit loss rate	47.50%	48.60%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19	$ 18
Expected credit loss rate	84.20%	38.10%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29	$ 21
Expected credit loss rate	55.20%	98.10%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%